BUSINESS COMBINATIONS - Goodwill Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year	$ 392,760	$ 188,538
Additions related to new acquisitions	179,513	204,472
Translation	(73)	17
Measurement period adjustment	759	(267)
Balance at end of year	$ 572,959	$ 392,760